Donald H. Meiers 202.429.6261 dmeiers@steptoe.com	1330 Connecticut Avenue, NW Washington, DC 20036-1795 Tel 202.429.3000 Fax 202.429.3902 steptoe.com

December 26, 2006

Via Overnight Delivery (copy by facsimile)

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Larry Spirgel, Esq., Assistant Director
Mail Stop 3720

Re:	VeriChip Corporation
Filing of Pre-Effective Amendment No. 4 to Registration Statement on Form S-1
File Number 333-130754

Dear Mr. Spirgel:

On behalf of VeriChip Corporation (the “Company”), the law firms of Holland & Knight LLP (“H&K”) and Steptoe & Johnson LLP (“S&J”), acting as co-counsel to the Company, have today filed via the EDGAR system pre-effective amendment no. 4 to the above-referenced registration statement on Form S-1. We have enclosed courtesy copies of this latest amendment, both clean and blacklined against pre-effective amendment no. 3, which was filed on June 26, 2006.

Highlighting of Changes to the Registration Statement, as Previously Amended

To facilitate the staff’s processing of the filing, the following represents a summary of the more significant changes made to the registration statement in this latest amendment:

•

Reordering of the disclosure to give greater prominence and priority to the revenue-generating activities of the Company’s Canadian-based businesses. Pre-effective amendment no. 4 reflects a reordering of the disclosure in the prospectus summary, the risk factors section, the MD&A and the business description to give greater prominence and priority to the activities of the Company’s Canadian-based businesses, acquired in the first half of 2005, which at present account for substantially all of the Company’s revenues. We believe that this change enhances the coherency of the prospectus as a whole, particularly when one considers that the discussion and analysis of the Company’s financial condition and results of operations in the MD&A, the summary consolidated financial data, the selected consolidated financial data, the unaudited pro forma

Larry Spirgel, Esq., Assistant Director

U.S. Securities and Exchange Commission

Division of Corporation Finance

December 26, 2006

condensed combined financial information and the F-pages all reflect financial information that relates primarily to such businesses.

•	Greater depth of information regarding the activities of the Canadian-based businesses. Pre-effective amendment no. 4 reflects greater depth of information regarding the Company’s Canadian-based businesses, including:

(a)	new risk factors that address specific risks germane to the activities of these businesses, risk factors that are further discussed in the business description and/or the MD&A;

(b)	more complete descriptions of the product lines of these businesses, the current product development/R&D initiatives and the distribution channels for such products; and

(c)	disclosure in the “Overview – Our Business” section of the MD&A regarding the key trends influencing these businesses.

•	Scaling back of the disclosure relating to the Company’s VeriMed patient identification system. Pre-effective amendment no. 4 reflects, in general, a scaling back of the disclosure relating to the Company’s VeriMed patient identification system. The prospectus summary discloses in several places that, to date, the Company has generated nominal revenue from the VeriMed system, significantly less than projected at the beginning of 2006. In addition, risk factor disclosure has been added as to the uncertainties surrounding the Company’s achieving market acceptance or significant sales of the VeriMed system. One of the risk factors includes a listing of the factors the Company believes underlie the modest number of people who, to date, have undergone the microchip implant procedure. Among the factors listed is that the cost of the microchip implant procedure is, at present, not covered by health insurance. As disclosed in another risk factor, the Company does not anticipate that it will generate more than relatively modest revenue from sales of the VeriMed system until insurance reimbursement is available from third-party payers. As disclosed, that may take a considerable period of time to occur.

•	Modification of the MD&A to address the points highlighted by the staff’s MD&A interpretative guidance in its December 2003 release. To enhance the quality and transparency of the MD&A disclosure, the Overview has been revised to , among other things:

(a)	identify economic or industry-wide factors relevant to the Company’s businesses and product lines;

(b)	identify material opportunities, challenges and risks; and

(c)	provide a greater degree of analysis.

•

Inclusion of financial statements for the nine months ended September 30, 2006 and 2005, and related financial data. Pre-effective amendment no. 4 reflects the inclusion of the Company’s unaudited interim consolidated financial statements as of and for the nine months ended

Larry Spirgel, Esq., Assistant Director

U.S. Securities and Exchange Commission

Division of Corporation Finance

December 26, 2006

September 30, 2006, as well inclusion of information from such financial statements in the Summary Consolidated Financial Data, the Selected Consolidated Financial Data and Capitalization sections, and the discussion of period-over-period operating results for the nine month periods ended September 30, 2006 and 2005 in the MD&A.

In addition to the items identified above, the disclosure throughout the prospectus has been revised, where appropriate, to update information as a result of the passage of time since the filing of pre-effective amendment no. 3 to the registration statement.

Response to Staff Comments Communicated During a July 5, 2006 Conference Call

We have been advised by the Company’s management that the staff raised three comments during a conference call that occurred on July 5, 2006. A paraphrasing of the staff’s comments, and the Company’s responses, are as follows:

1.	Please advise whether the Company is considering taking any legal action against Digital Angel Corporation, Raytheon Microelectronics España or Raytheon Company, such as seeking a declaratory judgment, in an effort to clarify the validity and scope of the license granted by Raytheon Microelectronics España under the supply agreement with Digital Angel Corporation.

The Company supplementally advises the staff that the Company is not considering taking any legal action against Digital Angel Corporation, Raytheon Microelectronics España or Raytheon Company, such as seeking a declaratory judgment, in an effort to clarify the validity and scope of the license granted by Raytheon Microelectronics España under the supply agreement with Digital Angel Corporation.

2.	Please address the appropriateness of the MD&A’s comparative discussion, beginning on page 46 of pre-effective amendment no. 3 to the registration statement, of the unaudited results of operations for the three months ended March 31, 2006 with the unaudited pro forma results of operations for the three months March 31, 2005. We have concerns that such comparisons are inappropriate since the pro forma presentation for the three months ended March 31, 2005 is not included in the Unaudited Pro Forma Condensed Combined Financial Information section of the prospectus.

In response to the staff’s comment, the Company has revised the MD&A comparative discussion of the unaudited results of operations for the nine months ended September 30, 2006 with the unaudited pro forma results of operations for the nine months ended September 30, 2005 to delete much of the pro forma comparative discussion. References to pro forma results are now limited to the discussion of period-over-period changes in revenue.

3.

Please supplementally advise us in greater detail why the Company believes that each of the trademarks acquired from EXI Wireless and Instantel has an indefinite life. In particular, please (i) discuss the nature of the underlying products for each trademark, (ii) discuss how

Larry Spirgel, Esq., Assistant Director

U.S. Securities and Exchange Commission

Division of Corporation Finance

December 26, 2006

long each trademark and the related products have been in use, (iii) describe the competitive and economic factors the Company considered in the analysis of each trademark and how the Company evaluated the market share of the underlying products, and (iv) discuss how the Company considered technological advances or obsolescence of the related products in its analysis.

The Company evaluated whether there were any legal, regulatory or contractual factors limiting the useful life of the acquired trademarks. The Company concluded that these factors did not limit the useful life of the acquired trademarks as of the dates of their acquisition.

The Company also evaluated whether any competitive or economic factors limited the useful life of the acquired trademarks. The EXI Wireless and Instantel trademarks were established and highly recognized at the time each entity was acquired. The significant EXI Wireless and Instantel trademarks acquired, the years registered, their fair values and the nature of the underlying products are as follows:

Trademarks	Year Registered	Fair Value ($000s)	Nature of Product(s)
Xmark	1994	$3,137	Healthcare security products (i.e., RFID infant protection and wander prevention systems)
Hugs	1999

Kisses

Heartbeat

Halo	1999

RoamAlert	1994

Watchmate	1994
Assetrac ToolHound	2002	$519

Assetrac is an asset location and identification system used to, among other things, locate and identify medical equipment.

ToolHound asset management systems are used to track mobile assets, equipment and inventory in an industrial environment.

Blastmate Minimate	1990	$1,265	Blastmate and Minimate are vibration monitoring instruments utilized by engineering, construction and mining professionals to monitor and document the effects of human-induced vibrations on neighboring structures in an area where blasting occurs.

Larry Spirgel, Esq., Assistant Director

U.S. Securities and Exchange Commission

Division of Corporation Finance

December 26, 2006

Based on studies by Fletcher Spaght, Inc., an independent market research firm, which we commissioned and the resultant reports, all dated October 2005, the Company believes that its RFID infant protection and wander prevention systems have leading market shares in North America. According to the Fletcher Spaght reports, the Company is the industry leader in RFID infant protection systems and the second-leading provider of RFID wander prevention systems.

With respect to potential new market entrants and/or substitute products, in the course of the due diligence process undertaken in connection with the acquisitions of EXI Wireless and Instantel, no information surfaced suggesting that either company was facing a loss of market share due to competitive factors. The market for RFID healthcare security systems is fragmented, particularly for wander prevention systems. Given the over 20 years of experience of each company in this market, the Company believes that it competes favorably against its competitors. In addition, the innovativeness of EXI Wireless’ and Instantel’s healthcare security systems, such as the HALO skin-sensing technology and the Hugs cut-band technology, mitigate the risk of technological obsolescence.

One other factor was considered in determining that the trademarks related to the Company’s RFID healthcare security systems had indefinite lives. According to various independent third-party sources, such as The RFID Journal and Allied Business Intelligence, Inc., the absolute size of the RFID market for healthcare security applications was expected to increase significantly by 2010. These expectations reinforced the Company’s determination that these trademarks would continue to provide economic benefit to the Company for the indefinite future.

*************************

On behalf of the Company, we would appreciate the staff’s advising as promptly as possible whether a further review of the registration statement, as amended by pre-effective amendment no. 4, will be undertaken. The Company would very much like to get to the point where the staff is receptive to the Company’s submission of an acceleration request prior to the time it would be obligated to add in audited financial statements for the year ended December 31, 2006.

Should the staff have any questions regarding this letter, including the responses to the comments communicated by the staff during the conference call on July 6, 2006, please contact either Don Meiers at Steptoe & Johnson LLP (202-429-6261) or either of Harvey A. Goldman (305-789-7506) or James M. Lurie at Holland & Knight LLP (212-513-3354).

Very truly yours,

Donald H. Meiers

Larry Spirgel, Esq., Assistant Director

U.S. Securities and Exchange Commission

Division of Corporation Finance

December 26, 2006

Enclosures

cc:	Paul Monsour, Staff Accountant
Scott R. Silverman, Chief Executive Officer, VeriChip Corporation
Harvey A. Goldman, Esq., Holland & Knight LLP
James M. Lurie, Esq., Holland & Knight LLP